Investment in Films and Television Programs	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Investment in Films and Television Programs
4. Investment in Films and Television Programs
The predominant monetization strategy for all of the Company’s investments in films and television programs is on an individual film basis. Total investment in films and television programs is as follows:

	September 30, 2024	March 31, 2024
	(Amounts in millions)
Investment in Films and Television Programs:
Released, net of accumulated amortization	$1,051.8	$992.2
Completed and not released	115.8	225.4
In progress	1,097.9	644.4
In development	79.1	67.0

Investment in films and television programs, net	$2,344.6	$1,929.0

At September 30, 2024, acquired film and television libraries have remaining unamortized costs of $258.3 million, which are monetized individually and are being amortized on a straight-line basis or the individual-film-forecast method over a weighted average remaining period of approximately 13.6 years (March 31, 2024 - unamortized costs of $223.1 million).
Amortization of investment in film and television programs was $487.4 million and $717.9 million for the three and six months ended September 30, 2024, respectively, and was included in direct operating expense in the unaudited condensed consolidated statements of operations (three and six months ended September 30, 2023 - $382.6 million and $636.7 million, respectively).
Impairments.
Investment in films and television programs includes write-downs to fair value, which are included in direct operating expense on the unaudited condensed consolidated statements of operations, and represented the following amounts by segment for the three and six months ended September 30, 2024 and 2023:

	Three Months Ended September 30,		Six Months Ended September 30,
	2024	2023	2024	2023
	(Amounts in millions)
Impairments by seg me nt:
Included in direct operating exp en s e (1) :
Motion Picture	$18.3	$26.8	$18.5	$27.0
Television Production	—	5.4	—	5.4

Impairments not included in segment operating results
Included in restructuring and other	(0.5)	—	(0.5)	—

	$17.8	$32.2	$18.0	$32.4

(1)	Impairments included in direct operating expense are included in the amortization expense amounts disclosed above.

3. Investment in Films and Television Programs
The predominant monetization strategy for all of the Company’s investments in films and television programs is on an individual film basis. Total investment in films and television programs is as follows:

	March 31, 2024	March 31, 2023
	(Amounts in millions)
Investment in Films and Television Programs (1)(2) :
Released, net of accumulated amortization	$992.2	$779.9
Completed and not released	225.4	289.8
In progress	644.4	649.1
In development	67.0	67.9

Investment in films and television programs, net	$1,929.0	$1,786.7

(1)	At March 31, 2024, the unamortized balance related to completed and not released and in progress theatrical films was $532.5 million.
(2)
Production tax credits reduced total investment in films and television programs by $112.2 million and $181.2 million during the years ended March 31, 2024 and 2023, respectively, which resulted in a reduction of direct operating expense related to the amortization of investment in films and television programs cost of approximately $70.6 million and $84.3 million for the years ended March 31, 2024 and 2023, respectively.

At March 31, 2024, acquired film and television libraries have remaining unamortized costs of $223.1 million, which are monetized individually and are being amortized on a straight-line basis or the individual-film-forecast method over a weighted average remaining period of approximately 12.8 years (March 31, 2023 - unamortized costs of $132.8 million).
Amortization of investment in film and television programs was $1,347.8 million, $1,649.3 million and $1,497.5 million for the years ended March 31, 2024, 2023 and 2022, respectively, and was included in direct operating expense in the combined statements of operations.
The table below summarizes estimated future amortization expense for the Company’s investment in film and television programs as of March 31, 2024:

	Year Ending March 31,
	2025	2026	2027
	(Amounts in millions)
Estimated future amortization expense:
Released investment in films and television programs	$391.2	$189.5	$147.5
Completed and not released investment in films and television programs	$139.6	n/a	n/a

Impairments.
Investment in films and television programs includes write-downs to fair value, which are included in direct operating expense on the combined statements of operations, and represented the following amounts by segment for the years ended March 31, 2024, 2023 and 2022:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Impairments by segment:
Included in direct operating expense (1) :
Motion Picture	$34.6	$6.2	$1.2
Television Production	8.4	4.6	34.9
Impairments not included in segment operating results (2)	12.8	—	—

	$55.8	$10.8	$36.1

(1)	Impairments included in direct operating expense are included in the amortization expense amounts disclosed above.
(2)
Amounts in fiscal 2024 represent development costs written off in connection with changes in strategy in the Television Production segment as a result of the acquisition of eOne which are included in restructuring and other.

See Note 15 and Note 16 for further informa
tion.